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J. Neil McMurdie

Senior Counsel

Tel: 860.580.2824 | Fax: 860.580.4897

Email: neil.mcmurdie@voya.com

December 17, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: Opportunity Plus - Multiple Option Group Variable Annuity Contracts

File Nos.: 033-75962* and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•        The form of the Prospectus and Statement of Additional Information Supplements that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•        The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 16, 2014.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 033-75978.

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company